Income taxes - Summary of components of deferred income tax (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Exploration and evaluation assets	$ (3,534,538)	$ (2,687,855)	$ (3,139,298)
Loss carryforwards	1,061,600	807,468	943,211
Deferred tax liabilities, net	$ (2,472,938)	$ (1,880,387)	$ (2,196,087)